Noncontrolling Interests - Summary of Redeemable Noncontrolling Interests (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Noncontrolling Interest [Abstract]
Beginning balance	$ 343.6	$ 321.2	$ 321.2	$ 219.1	$ 167.8
Net loss attributable to redeemable noncontrolling interests	(7.3)	(7.4)	(9.2)	(17.7)	(15.9)
Noncontrolling interests discount accretion	0.0	13.4	13.2	22.7	22.7
Adjustments to redemption value	71.5	34.7	78.4	98.6	47.1
Other			1.7	0.0	0.0
Cash distributions	(1.0)	(4.8)	(6.6)	(1.5)	(2.6)
Purchase of noncontrolling interest	(0.6)	0.0	(55.1)	0.0	0.0
Ending balance	$ 406.2	$ 357.1	$ 343.6	$ 321.2	$ 219.1